Cover Page	9 Months Ended
Sep. 30, 2019
Cover page.
Document Type	S-11/A
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	Healthcare Trust, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001561032
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3
Amendment Flag	false